ESTIMATION OF FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2020
ESTIMATION OF FAIR VALUE
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Text Block]

December 31, 2020

	Level 1		Level 2		Level 3		Total
Assets

Trading investments
Securities issued or secured by Colombian Government	Ps.	1,748,734	Ps.	1,083,245	Ps.	—	Ps.	2,831,979
Securities issued or secured by other Colombian Government entities		—		187,295		—		187,295
Securities issued or secured by foreign Governments		—		129,082		72,230		201,312
Securities issued or secured by other financial entities		—		1,502,818		—		1,502,818
Securities issued or secured by non-financial sector entities		—		24,975		—		24,975
Others		—		32,614		—		32,614
Total trading investments	Ps.	1,748,734	Ps.	2,960,029	Ps.	72,230	Ps.	4,780,993
Investments in debt securities at fair value through profit or loss
Others		—		—		7,385		7,385
Total investments in debt securities at fair value through profit or loss	Ps.	1,748,734	Ps.	2,960,029	Ps.	79,615	Ps.	4,788,378
Investments in debt securities at fair value through OCI
Securities issued or secured by Colombian Government		9,943,470		2,903,729		—		12,847,199
Securities issued or secured by other Colombian Government entities		174,614		286,459		—		461,073
Securities issued or secured by foreign Governments		1,813,022		7,850,302		—		9,663,324
Securities issued or secured by central banks		—		1,862,922		—		1,862,922
Securities issued or secured by other financial entities		168,314		2,740,688		3,430		2,912,432
Securities issued or secured by non-financial sector entities		—		49,570		—		49,570
Others		35,491		1,122,041		12,304		1,169,836
Total investments in debt securities at fair value through OCI	Ps.	12,134,911	Ps.	16,815,711	Ps.	15,734	Ps.	28,966,356
Total investments in debt securities	Ps.	13,883,645	Ps.	19,775,740	Ps.	95,349	Ps.	33,754,734

Equity securities
Trading equity securities		1,351		4,076,598		1,045,990		5,123,939
Investments in equity through OCI		1,400,896		221		113,973		1,515,090
Total equity securities	Ps.	1,402,247	Ps.	4,076,819	Ps.	1,159,963	Ps.	6,639,029

Held for trading derivatives
Currency forward		—		817,161		—		817,161
Debt securities forward		—		349		—		349
Interest rate swap		—		245,618		—		245,618
Currency swap		—		31,394		—		31,394
Currency options		—		39,402		—		39,402
Total held for trading derivatives	Ps.	—	Ps.	1,133,924	Ps.	—	Ps.	1,133,924
Hedging derivatives
Currency forward		—		123,325		—		123,325
Currency swap		—		32,895		—		32,895
Total hedging derivatives	Ps.	—	Ps.	156,220	Ps.	—	Ps.	156,220
Other account receivables
Financial assets in concession contracts		—		—		2,958,385		2,958,385
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	2,958,385	Ps.	2,958,385
Non- financial assets
Biological assets		—		—		122,675		122,675
Investment properties		—		—		808,556		808,556
Total non- financial assets	Ps.	—	Ps.	—	Ps.	931,231	Ps.	931,231
Total assets at fair value on recurring basis	Ps.	15,285,892	Ps.	25,142,703	Ps.	5,144,928	Ps.	45,573,523

Liabilities
Trading derivatives
Currency forward		—		1,112,439		—		1,112,439
Debt securities forward		—		2,071		—		2,071
Index futures		1,165		—		—		1,165
Interest rate swap		—		251,414		—		251,414
Currency swap		—		39,705		—		39,705
Currency options		—		45,780		—		45,780
Total trading derivatives	Ps.	1,165	Ps.	1,451,409	Ps.	—	Ps.	1,452,574
Hedging derivatives
Currency forward		—		26,924		—		26,924
Interest rate swap		—		29,703		—		29,703
Total hedging derivatives	Ps.	—	Ps.	56,627	Ps.	—	Ps.	56,627
Total liabilities at fair value on recurring basis	Ps.	1,165	Ps.	1,508,036	Ps.	—	Ps.	1,509,201

December 31, 2019

	Level 1		Level 2		Level 3		Total
Assets

Trading investments
Securities issued or secured by Colombian Government	Ps.	1,503,708	Ps.	922,052	Ps.	—	Ps.	2,425,760
Securities issued or secured by other Colombian Government entities		—		175,794		—		175,794
Securities issued or secured by foreign Governments		3,220		136,314		—		139,534
Securities issued or secured by central banks		—		13,966		—		13,966
Securities issued or secured by other financial entities		33,179		1,817,243		—		1,850,422
Securities issued or secured by non-financial sector entities		—		33,942		—		33,942
Others		—		33,695		—		33,695
Total trading investments	Ps.	1,540,107	Ps.	3,133,006	Ps.	—	Ps.	4,673,113
Investments in debt securities at fair value through profit or loss
Others		—		—		10,102		10,102
Total investments in debt securities at fair value through profit or loss	Ps.	1,540,107	Ps.	3,133,006	Ps.	10,102	Ps.	4,683,215
Investments in debt securities at fair value through OCI
Securities issued or secured by Colombian Government		7,923,409		3,720,533		—		11,643,942
Securities issued or secured by other Colombian Government entities		191,994		273,684		—		465,678
Securities issued or secured by foreign Governments		9,954		4,987,476		—		4,997,430
Securities issued or secured by central banks		—		970,095		—		970,095
Securities issued or secured by other financial entities		237,887		2,817,038		—		3,054,925
Securities issued or secured by non-financial sector entities		—		34,840		—		34,840
Others		—		442,082		—		442,082
Total investments in debt securities at fair value through OCI	Ps.	8,363,244	Ps.	13,245,748	Ps.	—	Ps.	21,608,992
Total investments in debt securities	Ps.	9,903,351	Ps.	16,378,754	Ps.	10,102	Ps.	26,292,207

Equity securities
Trading equity securities		1,679		3,046,048		475,394		3,523,121
Investments in equity through OCI		1,174,959		46,228		106,905		1,328,092
Total equity securities	Ps.	1,176,638	Ps.	3,092,276	Ps.	582,299	Ps.	4,851,213

Held for trading derivatives
Currency forward		—		765,166		—		765,166
Debt securities forward		—		253		—		253
Interest rate swap		—		73,481		—		73,481
Currency swap		—		34,682		—		34,682
Currency options		—		43,852		—		43,852
Total held for trading derivatives	Ps.	—	Ps.	917,434	Ps.	—	Ps.	917,434
Hedging derivatives
Currency forward		—		166,598		—		166,598
Total hedging derivatives	Ps.	—	Ps.	166,598	Ps.	—	Ps.	166,598
Other account receivables
Financial assets in concession contracts		—		—		2,706,030		2,706,030
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	2,706,030	Ps.	2,706,030
Non- financial assets
Biological assets		—		—		104,857		104,857
Investment properties		—		—		928,566		928,566
Total non- financial assets	Ps.	—	Ps.	—	Ps.	1,033,423	Ps.	1,033,423
Total assets at fair value on recurring basis	Ps.	11,079,989	Ps.	20,555,062	Ps.	4,331,854	Ps.	35,966,905

Liabilities
Trading derivatives
Currency forward		—		815,393		—		815,393
Debt securities forward		—		574		—		574
Debt securities futures		52		—		—		52
Interest rate swap		—		64,500		—		64,500
Currency swap		—		31,982		—		31,982
Currency options		—		49,937		—		49,937
Total trading derivatives	Ps.	52	Ps.	962,386	Ps.	—	Ps.	962,438
Hedging derivatives
Currency forward		—		90,726		—		90,726
Interest rate swap		—		3,572		—		3,572
Total hedging derivatives	Ps.	—	Ps.	94,298	Ps.	—	Ps.	94,298
Total liabilities at fair value on recurring basis	Ps.	52	Ps.	1,056,684	Ps.	—	Ps.	1,056,736

	Level 1		Level 2		Level 3		Total
December 31, 2020
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	1,508,693	Ps.	1,508,693
Non- current assets held for sale		—		—		240,412		240,412
	Ps.	—	Ps.	—	Ps.	1,749,105	Ps.	1,749,105

	Level 1		Level 2		Level 3		Total
December 31, 2019
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	870,110	Ps.	870,110
Non- current assets held for sale		—		—		206,193		206,193
	Ps.	—	Ps.	—	Ps.	1,076,303	Ps.	1,076,303

Disclosure of Detailed Information About Sensitivity Analysis of Changes on Assumptions Related to Investments Classified as Equity Instruments at FVOCI [Text Block]

		Favorable		Unfavorable
Methods and Variables	Variation	impact		impact
Comparable multiples / Recent transaction price
EBITDA Number of times	+/-1 x	Ps.	797,864	Ps.	(797,863)
Adjusted net Asset Value
Non-current financial assets	+/- 1%		143		(319)
Adjusted discounted cash flow
Growth in residual values after 10 years	+/- 1%		11,031		(7,957)
Growth in residual values after 5 years	+/- 1%		17,660		(13,427)
	+/- 30 bp		23,893		20,722
Income	+/- 1%		77,106		(27,526)
Discount interest rates	+/- 50 bp		71,266		(21,190)

Disclosure of detailed information about sensitivity analysis of the assumptions used by Promigas and its subsidiaries in the calculation of fair value of unconditional transfer rights of gas pipelines to Government entities [Text Block]

	December 31, 2020				December 31, 2019
Variable	+100 bps		-100 bps		+100 bps		-100 bps
WACC	Ps.	(675,517)	Ps.	1,029,057	Ps.	(637,556)	Ps.	979,942
Perpetuity growth rate		596,031		(420,953)		550,652		(387,750)

Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [text block]

The following is the summary of Promigas and its subsidiaries open cash flow hedges:

	December 31, 2020	December 31, 2019
Income in Thousands of US$ dollars forecasted	187,128	92,611
Notional amount contracts forward Thousands of US$	187,128	92,611
% hedged	100%	100%
Fair value in Colombian pesos	(4,345)	(874)
# of contracts	144	158

Disclosure of detailed information about transfer of fair value between level 1 and 2 [Text Block]

December 31, 2020

	Investments in debt				Investments in debt
	securities at FVTPL				securities at FVOCI
	Transfers between:				Transfers between:
	Level 2 to 1		Level 1 to 2		Level 2 to 1		Level 1 to 2
Securities issued or secured by Colombian Government	Ps.	64,374	Ps.	—	Ps.	685,075	Ps.	—
	Ps.	64,374	Ps.	—	Ps.	685,075	Ps.	—

December 31, 2019

	Investments in debt				Investments in debt
	securities at FVTPL				securities at FVOCI
	Transfers between:				Transfers between:
	Level 2 to 1		Level 1 to 2		Level 2 to 1		Level 1 to 2
Securities issued or secured by Colombian Government	Ps.	—	Ps.	—	Ps.	72,451	Ps.	591,093
Securities issued or secured by other Colombian Government entities		—		1		—		38,324
Securities issued or secured by other financial entities		—		—		3,301		119,271
	Ps.	—	Ps.	1	Ps.	75,752	Ps.	748,688

Disclosure of detailed information about Changes in Level 3 Fair-Value Category [Text Block]

	Financial assets				Financial assets in
	in debt		Equity		concession		Biological		Investment
	securities		instruments		arrangements		assets		properties
January 01, 2018	Ps.	19,602	Ps.	25,341	Ps.	2,282,611	Ps.	66,139	Ps.	783,794
Adoption IFRS 9		—		102,214		—		—		—
Valuation adjustment with an effect on income		(5,119)		9,207		205,803		20,606		39,415
Valuation adjustments with an effect on OCI		—		1,426		—		—		—
Transfers from non-current assets held for sale		—		—		—		—		19,719
Reclassification		—		25,989		—		(96)		10,780
Additions		—		396,136		—		20,900		61,300
Sales / redemptions		(750)		—		—		(23,343)		(78,684)
December 31, 2018	Ps.	13,733	Ps.	560,313	Ps.	2,488,414	Ps.	84,206	Ps.	836,324
Valuation adjustment with an effect on income		(3,018)		18,721		217,616		18,914		19,597
Valuation adjustments with an effect on OCI		—		3,101		—		—		5,288
Transfers from non-current assets held for sale		—		—		—		—		21,722
Reclassification		—		—		—		—		(2,078)
Additions		—		238		—		20,559		116,702
Sales / redemptions		(613)		(74)		—		(18,822)		(68,989)
December 31, 2019	Ps.	10,102	Ps.	582,299	Ps.	2,706,030	Ps.	104,857	Ps.	928,566
Valuation adjustment with an effect on income		(1,390)		313,139		252,355		15,021		(46,924)
Valuation adjustments with an effect on OCI		(1,772)		6,960		—		—		9,014
Transfers from non-current assets held for sale		—		—		—		—		4,323
Reclassification		—		108		—		—		11,685
Business combination		—		—		—		—		10,164
Effect of movements in exchange rates		—		—		—		—		(700)
Additions		99,094	(*)	257,457		—		21,285		37,533
Sales / redemptions		(10,685)		—		—		(18,488)		(145,105)
December 31, 2020	Ps.	95,349	Ps.	1,159,963	Ps.	2,958,385	Ps.	122,675	Ps.	808,556

(*)    This addition of Ps.257,457 corresponds to: The initial value of the Private Equity Fund Nexus Inmobiliario del Banco de Occidente and Fiduciaria de Occidente for Ps.250,768 and the other Ps.6,689 refers to new investments in instruments of equity held for trading (shares) of Leasing Bogotá Panamá – Multibank.

Disclosure of detailed information about financial assets and liabilities accounted at amortized cost and valued at fair value only for purposes of this disclosure [Text Block]

	December 31, 2020				December 31, 2019
	Carrying		Fair Value		Carrying		Fair Value
	Amount		Estimate		Amount		Estimate
Assets
Investments in debt securities at amortized cost (1)	Ps.	5,580,128	Ps.	5,559,263	Ps.	3,053,862	Ps.	3,031,355
Credit portfolio at amortized cost (2)		195,541,994		203,901,379		173,942,317		183,308,411
Total financial assets	Ps.	201,122,122	Ps.	209,460,642	Ps.	176,996,179	Ps.	186,339,766

Liabilities
Customer deposits (3)	Ps.	211,841,597	Ps.	216,035,503	Ps.	175,491,421	Ps.	176,310,606
Financial obligations (4)		58,624,766		60,181,205		54,844,576		56,116,678
Total financial liabilities	Ps.	270,466,363	Ps.	276,216,708	Ps.	230,335,997	Ps.	232,427,284

(1)       Financial assets at amortized cost

Fair value of fixed income investments at amortized cost was determined using the dirty price given by the price supplier, securities in an active market and with a market price for the day of the valuation are classified as level 1; securities with no active market and/or with an estimated price (present value of the flows of a security, discounted with the reference rate and the corresponding margin) given by the supplier are classified as level 2 and level 3.

(2)       Credit portfolio at amortized cost

For credit portfolio at amortized cost, the fair value was determined using discounted cash flows models at the interest rates offered by banks for granting new loans, taking into account the credit risk and its maturity; the process of valuation is deemed as level 3.

Accounts receivable and payable are classified as short-term assets and liabilities; in consequence, their fair value is similar to their book value.

(3)       Customer deposits

The fair value of demand deposits is equal to their carrying value. For fixed-term deposits with maturities of less than 180 days, their fair value is deemed equal to their carrying value. For fixed-term deposits with maturities of more than 180 days, their fair value was estimated using the carrying discounted cash flow models and the interest rates offered by banks in accordance with their maturity. This is considered as a level 2 valuation.

(4)       Financial obligations

For financial liabilities and other short-term liabilities, the carrying value was considered to be similar to its fair value. The fair value of long-term financial liabilities was determined using the discounted cash flow model at interest rates free of risk adjusted by risk premiums of each entity. The fair value of outstanding bonds is determined according to quoted prices or estimated prices supplied by the price vendor. It is considered that this is a level 2 valuation.